Investment Portfolioas of March 31, 2024 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 98.3%
Australia 4.5%
Goodman Group	116,838	2,574,209
GPT Group	547,798	1,631,365
Region RE Ltd.	395,811	616,453
Scentre Group	327,639	723,785
Stockland	469,633	1,484,276
Vicinity Ltd. (REIT)	643,564	893,276
(Cost $6,867,469)		7,923,364
Belgium 0.4%
Aedifica SA	8,056	494,965
VGP NV	2,150	246,102
(Cost $776,256)		741,067
Canada 2.5%
Boardwalk Real Estate Investment Trust (a)	29,741	1,714,353
Chartwell Retirement Residences (Units) (a)	121,330	1,107,112
InterRent Real Estate Investment Trust (a)	145,981	1,461,373
(Cost $3,875,827)		4,282,838
France 2.3%
Covivio SA	11,192	575,953
ICADE	9,678	262,072
Klepierre SA	89,413	2,315,117
Unibail-Rodamco-Westfield*	11,662	937,325
(Cost $3,814,020)		4,090,467
Germany 2.2%
Vonovia SE (Cost $3,089,919)	127,137	3,758,232
Hong Kong 3.9%
CK Asset Holdings Ltd.	102,820	423,003
ESR Group Ltd. 144A	1,269,800	1,357,910
Link REIT	329,419	1,416,263
Sun Hung Kai Properties Ltd.	240,500	2,318,379
Wharf Real Estate Investment Co., Ltd.	385,000	1,251,869
(Cost $7,227,600)		6,767,424
Japan 10.3%
Activia Properties, Inc.	81	220,184
Daiwa House REIT Investment Corp.	579	989,096
Industrial & Infrastructure Fund Investment Corp.	2,019	1,831,211
Japan Hotel REIT Investment Corp.	1,334	698,812
Japan Metropolitan Fund Invest	1,524	949,354
KDX Realty Investment Corp.	1,742	1,851,721
Keihanshin Building Co., Ltd.	105,500	1,069,775
Mitsubishi Estate Co., Ltd.	260,300	4,720,066

Mitsui Fudosan Co., Ltd.	248,400	2,664,007
Mori Trust Reit, Inc.	3,518	1,694,162
Nippon Prologis REIT, Inc.	723	1,287,626
(Cost $16,016,566)		17,976,014
Netherlands 0.4%
CTP NV 144A (Cost $572,723)	37,148	662,074
Singapore 2.7%
CapitaLand Ascendas REIT	671,100	1,376,743
CapitaLand Integrated Commercial Trust	1,417,292	2,078,461
Digital Core REIT Management Pte Ltd.	632,600	379,560
Keppel DC REIT	631,500	809,105
(Cost $4,689,062)		4,643,869
Spain 0.5%
Arima Real Estate SOCIMI SA*	21,194	142,907
Merlin Properties Socimi SA	71,191	766,124
(Cost $900,248)		909,031
Sweden 1.8%
Castellum AB*	115,585	1,521,480
Fabege AB	18,947	177,186
Fastighets AB Balder "B"*	199,329	1,465,172
(Cost $2,601,704)		3,163,838
Switzerland 0.6%
PSP Swiss Property AG (Registered) (Cost $850,926)	7,533	987,305
United Kingdom 5.0%
Big Yellow Group PLC	48,676	653,683
British Land Co. PLC	328,203	1,637,082
Grainger PLC	345,598	1,124,514
Life Science Reit PLC	427,649	212,125
LondonMetric Property PLC (REIT)	243,941	625,633
Segro PLC	183,631	2,094,736
Shaftesbury Capital PLC	300,915	548,051
The PRS REIT PLC	291,440	292,434
Tritax EuroBox PLC 144A	315,480	216,213
Tritax EuroBox PLC 144A	45,169	30,700
UNITE Group PLC	99,470	1,227,840
(Cost $7,212,012)		8,663,011
United States 61.2%
Agree Realty Corp. (REIT)	34,499	1,970,583
Alexandria Real Estate Equities, Inc. (REIT)	29,055	3,745,480
American Healthcare REIT, Inc.	76,769	1,132,343
American Homes 4 Rent "A", (REIT)	97,306	3,578,915
AvalonBay Communities, Inc. (REIT)	39,211	7,275,993
Brixmor Property Group, Inc. (REIT)	107,867	2,529,481
CareTrust REIT, Inc.	38,591	940,463
CubeSmart (REIT)	77,490	3,504,098
Digital Realty Trust, Inc. (REIT)	35,954	5,178,814
EastGroup Properties, Inc. (REIT)	19,633	3,529,424
Equinix, Inc. (REIT)	9,652	7,966,085
Essential Properties Realty Trust, Inc. (REIT)	130,531	3,479,957

Essex Property Trust, Inc. (REIT)	17,106	4,187,720
Federal Realty Investment Trust (REIT)	2,020	206,282
First Industrial Realty Trust, Inc. (REIT)	34,921	1,834,749
Host Hotels & Resorts, Inc. (REIT)	108,498	2,243,739
Iron Mountain, Inc. (REIT)	36,223	2,905,447
NETSTREIT Corp. (REIT)	65,698	1,206,872
Prologis, Inc. (REIT)	95,476	12,432,855
Public Storage (REIT)	18,450	5,351,607
Regency Centers Corp. (REIT)	38,031	2,303,157
Ryman Hospitality Properties, Inc. (REIT)	21,170	2,447,464
Simon Property Group, Inc. (REIT)	40,507	6,338,940
SL Green Realty Corp. (REIT)	47,660	2,627,496
STAG Industrial, Inc. (REIT)	48,880	1,878,947
Sun Communities, Inc. (REIT)	18,204	2,340,670
The Macerich Co. (REIT)	86,584	1,491,842
Ventas, Inc. (REIT)	4,099	178,471
VICI Properties, Inc. (REIT)	75,860	2,259,869
Vornado Realty Trust (REIT)	68,702	1,976,557
Welltower, Inc. (REIT)	75,912	7,093,217
Weyerhaeuser Co. (REIT)	19,158	687,964
(Cost $82,622,078)		106,825,501
Total Common Stocks (Cost $141,116,410)		171,394,035

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c) (Cost $1,367,295)	1,367,295	1,367,295

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $2,189,935)	2,189,935	2,189,935

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $144,673,640)	100.3	174,951,265
Other Assets and Liabilities, Net	(0.3)	(549,817)
Net Assets	100.0	174,401,448
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c)
1,948,800	—	581,505 (d)	—	—	2,482	—	1,367,295	1,367,295
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b)
466,900	8,654,182	6,931,147	—	—	18,781	—	2,189,935	2,189,935
2,415,700	8,654,182	7,512,652	—	—	21,263	—	3,557,230	3,557,230
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $1,296,259, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At March 31, 2024 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Specialized REITs	29,696,232	17%
Industrial REITs	28,840,500	17%
Retail REITs	26,525,242	15%
Real Estate Management & Development	23,993,987	14%
Residential REITs	22,079,298	13%
Diversified REITs	15,217,625	9%
Health Care REITs	10,051,584	6%
Office REITs	8,492,440	5%
Hotel & Resort REITs	5,390,015	3%
Health Care Providers & Services	1,107,112	1%
Total	171,394,035	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,923,364	$—	$—	$7,923,364
Belgium	741,067	—	—	741,067
Canada	4,282,838	—	—	4,282,838
France	4,090,467	—	—	4,090,467
Germany	3,758,232	—	—	3,758,232
Hong Kong	6,767,424	—	—	6,767,424
Japan	17,976,014	—	—	17,976,014
Netherlands	662,074	—	—	662,074
Singapore	4,643,869	—	—	4,643,869
Spain	909,031	—	—	909,031
Sweden	3,163,838	—	—	3,163,838
Switzerland	987,305	—	—	987,305
United Kingdom	8,663,011	—	—	8,663,011
United States	106,825,501	—	—	106,825,501
Short-Term Investments (a)	3,557,230	—	—	3,557,230
Total	$174,951,265	$—	$—	$174,951,265

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH1
R-080548-2 (1/25)